Pensions and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Summary of Benefit Pension Plans

A summary of the activity for the Pension Plans follows:

	Year Ended December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other	Total
Change in projected benefit obligation
Benefit obligation at beginning of period	$606	$284	$551	$1,441
Service cost	3	—	14	17
Interest cost	28	13	25	66
Plan participants’ contributions	—	—	2	2
Actuarial losses	112	8	84	204
Benefits paid	(33)	(10)	(26)	(69)
Expenses paid	(2)	—	(1)	(3)
Premiums paid	—	—	(1)	(1)
Amendments	—	—	(2)	(2)
Curtailments	—	—	(1)	(1)
Settlements	—	—	(2)	(2)
Acquisition	—	—	2	2
Effect of foreign currency translation	13	—	19	32

Benefit obligation at end of period	727	295	664	1,686

Change in plan assets
Fair value of plan assets at beginning of period	639	221	412	1,272
Actual return on plan assets	79	29	39	147
Employer contributions	7	8	49	64
Plan participants’ contributions	—	—	2	2
Benefits paid	(33)	(10)	(26)	(69)
Expenses paid	(2)	—	(1)	(3)
Premiums paid	—	—	(1)	(1)
Settlements	—	—	(2)	(2)
Insurance	4	—	—	4
Effect of foreign currency translation	13	—	14	27

Fair value of plan assets at end of period	707	248	486	1,441

Funded status	$(20)	$(47)	$(178)	$(245)

Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	$—	$—	$9	$9
Current liabilities	—	—	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(20)	(47)	(185)	(252)

Net amount recognized	$(20)	$(47)	$(178)	$(245)

Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	$65	$(3)	$75	$137
Amortization of net loss	(3)	(4)	(4)	(11)

Total recognized in other comprehensive income/(loss)	$62	$(7)	$71	$126

Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	$165	$74	$150	$389

	Year Ended December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other	Total
Change in projected benefit obligation
Benefit obligation at beginning of period	$594	$267	$517	$1,378
Service cost	4	—	13	17
Interest cost	31	15	26	72
Plan participants’ contributions	1	—	2	3
Actuarial losses	29	12	27	68
Benefits paid	(35)	(10)	(23)	(68)
Expenses paid	(3)	—	(1)	(4)
Premiums paid	—	—	(1)	(1)
Curtailments	—	—	(2)	(2)
Settlements	—	—	(2)	(2)
Effect of foreign currency translation	(15)	—	(5)	(20)

Benefit obligation at end of period	606	284	551	1,441

Change in plan assets
Fair value of plan assets at beginning of period	663	204	396	1,263
Actual return on plan assets	22	8	15	45
Employer contributions	5	19	29	53
Plan participants’ contributions	1	—	2	3
Benefits paid	(35)	(10)	(23)	(68)
Expenses paid	(3)	—	(1)	(4)
Premiums paid	—	—	(1)	(1)
Settlements	—	—	(2)	(2)
Effect of foreign currency translation	(14)	—	(3)	(17)

Fair value of plan assets at end of period	639	221	412	1,272

Funded status	$33	$(63)	$(139)	$(169)

Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	$36	$—	$8	$44
Current liabilities	—	—	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(3)	(63)	(145)	(211)

Net amount recognized	$33	$(63)	$(139)	$(169)

Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss	$39	$22	$38	$99
Amortization and impact of curtailments/settlements	—	(3)	(1)	(4)

Total recognized in other comprehensive income/(loss)	$39	$19	$37	$95

Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	$103	$81	$79	$263

Total Accumulated Benefit Obligation and Minimum Liability Changes for Pension Plans

The total accumulated benefit obligation and minimum liability changes for the Pension Plans were as follows:

(IN MILLIONS)	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Accumulated benefit obligation	$1,618	$1,392	$1,318

	Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets at December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$727	$295	$528	$1,550
Accumulated benefit obligation	724	295	479	1,498
Fair value of plan assets	707	248	347	1,302

	Pension Plans with Projected Benefit Obligation in Excess of Plan Assets at December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$727	$295	$625	$1,647
Accumulated benefit obligation	724	295	563	1,582
Fair value of plan assets	707	248	439	1,394

	Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets at December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$48	$284	$517	$849
Accumulated benefit obligation	46	284	472	802
Fair value of plan assets	45	221	369	635

	Pension Plans with Projected Benefit Obligation in Excess of Plan Assets at December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$48	$284	$517	$849
Accumulated benefit obligation	46	284	472	802
Fair value of plan assets	45	221	369	635

Net Periodic Benefit Cost

Net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010, respectively, includes the following components:

	Net Periodic Pension Cost
(IN MILLIONS)	The Netherlands	United States	Other	Total
Year ended December 31, 2012
Service cost	$3	$—	$14	$17
Interest cost	28	13	25	66
Expected return on plan assets	(34)	(18)	(29)	(81)
Amortization of net loss	3	4	4	11

Net periodic pension cost	$—	$(1)	$14	$13

Year ended December 31, 2011
Service cost	$4	$—	$13	$17
Interest cost	31	15	26	72
Expected return on plan assets	(37)	(18)	(28)	(83)
Amortization of net loss	—	2	1	3
Curtailment gain	—	—	(1)	(1)

Net periodic pension cost	$(2)	$(1)	$11	$8

Year ended December 31, 2010
Service cost	$4	$—	$10	$14
Interest cost	29	15	25	69
Expected return on plan assets	(37)	(18)	(26)	(81)
Amortization of net gain	(1)	—	—	(1)
Curtailment gain	—	—	(2)	(2)

Net periodic pension cost	$(5)	$(3)	$7	$(1)

Component of Accumulated Other Comprehensive Income/(Loss) Expected to be Recognized

The deferred loss included as a component of accumulated other comprehensive income/(loss) that is expected to be recognized as a component of net periodic benefit cost during 2013 is as follows:

	The Netherlands	United States	Other	Total
Net actuarial loss	$(6)	$(5)	$(10)	$(21)

Weighted Average Assumptions Underlying Pension Computations

The weighted average assumptions underlying the pension computations were as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Pension benefit obligation:
—discount rate	3.8%	4.7%	5.2%
—rate of compensation increase	2.1%	2.0%	2.1%
Net periodic pension costs:
—discount rate	4.7%	5.2%	5.7%
—rate of compensation increase	2.0%	2.1%	2.1%
—expected long-term return on plan assets	6.2%	6.3%	6.5%

Weighted Average Asset Allocations by Asset Category

Nielsen’s pension plans’ weighted average asset allocations by asset category are as follows:

	The Netherlands	United States	Other	Total
At December 31, 2012
Equity securities	22%	60%	47%	37%
Fixed income securities	62	40	49	54
Other	16	—	4	9

Total	100%	100%	100%	100%

At December 31, 2011
Equity securities	23%	60%	44%	36%
Fixed income securities	61	39	52	55
Other	16	1	4	9

Total	100%	100%	100%	100%

Assets at Fair Value

Assets at fair value (See Note 7—“Fair Value Measurements” for additional information on fair value measurement and the underlying fair value hierarchy) as of December 31, 2012 and 2011 are as follows:

(IN MILLIONS)	December 31, 2012				December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and equivalents	$2	$1	$—	$3	$10	$1	$—	$11
Equity securities – U.S.	31	137	—	168	27	119	—	146
Equity securities – non-U.S.	35	326	—	361	33	281	—	314
Real estate	—	—	32	32	—	—	32	32
Corporate bonds	110	433	—	543	103	393	—	496
Debt issued by national, state or local government	41	195	—	236	53	142	—	195
Other	3	18	77	98	3	15	60	78

Total Assets at Fair Value	$222	$1,110	109	$1,441	$229	$951	$92	$1,272

Summary of Changes in Fair Value of Pension Plans Level 3 Assets

The following is a summary of changes in the fair value of the Pension Plans’ Level 3 assets for the years ended December 31, 2012 and 2011:

(IN MILLIONS)	Real Estate	Other	Total
Balance, end of year December 31, 2010	$32	$53	$85
Actual return on plan assets:
Unrealized gains	1	9	10
Effect of foreign currency translation	(1)	(2)	(3)

Balance, end of year December 31, 2011	$32	$60	$92

Actual return on plan assets:
Unrealized gains	—	16	16
Effect of foreign currency translation	—	1	1

Balance, end of year December 31, 2012	$32	$77	$109

Estimated Future Benefit Payments

Estimated future benefit payments are as follows:

(IN MILLIONS)	The Netherlands	United States	Other	Total
For the years ending December 31,
2013	$35	$10	$21	$66
2014	36	10	22	68
2015	37	11	24	72
2016	37	11	25	73
2017	38	12	27	77
2018-2022	192	68	152	412